Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

PureTech Health Management Consulting Services and Overhead Agreement

The Company engages PureTech Health, a related party, to provide, among other things, management expertise, strategic advice, administrative support, computer and telecommunications services and office infrastructure. In exchange for providing such services, the Company pays PureTech Health a monthly fee. In addition, PureTech Health periodically invoices the Company for out-of-pocket expenses reasonably incurred in connection with providing such business services.

The Company incurred general and administrative costs for management services provided by PureTech Health totaling less than $0.1 million in the nine months ended September 30, 2019, and totaling $0.2 million in the nine months ended September 30, 2018. The Company had outstanding current liabilities to PureTech Health of less than $0.1 million and $0.1 million at September 30, 2019 and December 31, 2018, respectively, which are recorded as accounts payable in the balance sheet.

Note 13. Related Party Transactions

PureTech Health Management Consulting Services and Overhead Agreement

The Company engages PureTech Health, a related party, to provide, among other things, management expertise, strategic advice, administrative support, computer and telecommunications services and office infrastructure. In exchange for providing such services, the Company pays PureTech Health a monthly fee. In addition, PureTech Health periodically invoices the Company for out-of-pocket expenses reasonably incurred in connection with providing such business services.

The Company incurred general and administrative costs for management services provided by PureTech Health totaling $0.2 million in each of the years ended December 31, 2017 and 2018. The Company had outstanding current liabilities to PureTech Health of $0.7 million and $0.1 million at December 31, 2017 and 2018, respectively, which are recorded as accounts payable in the balance sheet.